Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
NET EARNINGS (LOSS)		$ 902	$ 917	$ 536
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
Change in cumulative foreign currency translation adjustment		260	(1,042)	(876)
Net gains/losses on cash flow hedging derivatives:
Net gains (losses) arising during the period (less tax of $3, $3 and $3)		(6)	(3)	10
Reclassification adjustment for (gains) losses included in net earnings (less tax of $3, $8 and $1)		(7)	12	(4)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX	[1]	344	(1,068)	(1,899)
Comprehensive Income (Loss)		1,246	(151)	(1,363)
Net (Earnings) Loss Attributable to Noncontrolling Interests		2	21	19
Other Comprehensive (Income) Loss Attributable to Noncontrolling Interests		2	6	12
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO INTERNATIONAL PAPER COMPANY		1,250	(124)	(1,332)
U.S. Plans [Member]
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
Amortization of pension and postretirement prior service costs and net loss:		545	296	242
Pension and postretirement liability adjustments:		(451)	(329)	(1,253)
Non-U.S. Plans [Member]
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
Pension and postretirement liability adjustments:		$ 3	$ (2)	$ (18)

[1]	All amounts are net of tax. Amounts in parentheses indicate debits to AOCI.